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                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                              Institutional Shares

                       Supplement dated October 20, 2006
                       To Currently Effective Prospectus

     At a meeting held on October 6, 2006, the Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization which would result in the transfer of the assets and liabilities relating to the Institutional Shares class of Janus Money Market Fund to a corresponding Institutional Shares class of Janus Institutional Money Market Fund; and the Institutional Shares class of Janus Government Money Market Fund to a corresponding Institutional Shares class of Janus Institutional Government Money Market Fund (the "Reorganization"). Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (each, a "New Fund") are new series of Janus Adviser Series. The proposed Agreement and Plan of Reorganization (the "Plan") is subject to approval by shareholders of the Institutional Shares class of Janus Money Market Fund and the Institutional Shares class of Janus Government Money Market Fund at a Special Meeting of Shareholders to be held on February 1, 2007 (or any adjournments or postponements thereof).

     As of the effective date of the Reorganization, shareholders would own shares of a corresponding class of the corresponding New Fund of Janus Adviser Series equal in number and value to the shares owned immediately before the Reorganization. If approved, the Reorganization is expected to become effective on or about February 23, 2007.

     The fee structure before and after the proposed Reorganization is identical; however, assets will be lower in the New Funds immediately following the Reorganization. Based on assets as of June 30, 2006, the total expense ratio of the Institutional Shares class in the New Funds is not expected to increase. Fluctuations in total assets may impact a New Fund's total expense ratio.

     The Reorganization, if approved by shareholders, is considered a redemption-on-demand transaction that is a taxable event for shareholders. The Funds are not expected to realize any gain or loss in connection with a redemption-on-demand transaction and shareholders are not expected to have any gain or loss because each Fund seeks to maintain a stable net asset value of $1.00 per share. You should consult a tax adviser for more information on your own tax situation.

     Shareholders of the Institutional Shares class of Janus Money Market Fund and Janus Government Money Market Fund as of October 20, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders, details regarding the Reorganization, and voting instructions. The financial intermediary will generally be forwarding these materials to shareholders of record as of October 20, 2006 and requesting the shareholder's vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov and at www.janus.com or by calling Janus at 1-800-29JANUS.

     You should consider this information in deciding whether the Funds are an appropriate investment for you.
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                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                                 Service Shares

                       Supplement dated October 20, 2006
                       To Currently Effective Prospectus

     At a meeting held on October 6, 2006, the Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization which would result in the transfer of the assets and liabilities relating to the Service Shares class of Janus Money Market Fund to a corresponding Service Shares class of Janus Institutional Money Market Fund; and the Service Shares class of Janus Government Money Market Fund to a corresponding Service Shares class of Janus Institutional Government Money Market Fund (the "Reorganization"). Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (each, a "New Fund") are new series of Janus Adviser Series. The proposed Agreement and Plan of Reorganization (the "Plan") is subject to approval by shareholders of the Service Shares class of Janus Money Market Fund and the Service Shares class of Janus Government Money Market Fund at a Special Meeting of Shareholders to be held on February 1, 2007 (or any adjournments or postponements thereof).

     As of the effective date of the Reorganization, shareholders would own shares of a corresponding class of the corresponding New Fund of Janus Adviser Series equal in number and value to the shares owned immediately before the Reorganization. If approved, the Reorganization is expected to become effective on or about February 23, 2007.

     The fee structure before and after the proposed Reorganization is identical; however, assets will be lower in the New Funds immediately following the Reorganization. Based on assets as of June 30, 2006, the total expense ratio of the Service Shares class in the New Funds is not expected to increase. Fluctuations in total assets may impact a New Fund's total expense ratio.

     The Reorganization, if approved by shareholders, is considered a redemption-on-demand transaction that is a taxable event for shareholders. The Funds are not expected to realize any gain or loss in connection with a redemption-on-demand transaction and shareholders are not expected to have any gain or loss because each Fund seeks to maintain a stable net asset value of $1.00 per share. You should consult a tax adviser for more information on your own tax situation.

     Shareholders of the Service Shares class of Janus Money Market Fund and Janus Government Money Market Fund as of October 20, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders, details regarding the Reorganization, and voting instructions. The Financial Institution will generally be forwarding these materials to shareholders of record as of October 20, 2006 and requesting the shareholder's vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov and at www.janus.com or by calling Janus at 1-800-29JANUS.

     You should consider this information in deciding whether the Funds are an appropriate investment for you.